Deposits - Summary (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Interest-bearing Deposit Liabilities	$ 9,239,554	$ 7,671,123
Noninterest-bearing Deposit Liabilities	55,036	128,776
Deposits at Sallie Mae Bank	9,294,590	7,799,899
Deposit with subsidiary	(293,040)	(302,566)
Deposits	$ 9,001,550	$ 7,497,333